Financial instruments and financial risk management	3 Months Ended
Mar. 31, 2019
Financial Instruments and Financial Risk Management [Abstract]
Financial instruments and financial risk management
17.	Financial instruments and financial risk management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash and cash equivalents held in bank accounts. The majority of cash is deposited in bank accounts held with major financial institutions in Canada. As most of the Company’s cash is held by one financial institution there is a concentration of credit risk. This risk is managed by using major financial institutions that are high credit quality financial institutions as determined by rating agencies. The Company’s secondary exposure to risk is on its receivables. This risk is minimal as receivables consist primarily of government grant and refundable government goods and services taxes.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents.

Historically, the Company's source of funding has been shareholder loans and the issuance of equity securities for cash through private placements and public offerings. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

The following is an analysis of the contractual maturities of the Company’s non-derivative financial liabilities as at March 31, 2019:

At March 31, 2019	Within one year	Between one and five years	More than five years
Trade payables	$723,436	-	-
Accrued liabilities	257,818	-	-
Customer deposits and contract liabilities	428,807	-	-
Shareholder loan	5,191	-	-
	$1,415,252	$-	$-

At December 31, 2018	Within one year	Between one and five years	More than five years
Trade payables	$718,953	-	-
Accrued liabilities	543,908	-	-
Customer deposits and contract liabilities	402,783	-	-
Shareholder loan	6,230	-	-
	$1,671,874	$-	$-

Foreign exchange risk

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company is exposed to currency risk as it incurs expenditures that are denominated in US dollars while its functional currency is the Canadian dollar. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following is an analysis of Canadian dollar equivalent of financial assets and liabilities that are denominated in US dollars:

	March 31, 2019	December 31, 2018
Cash and cash equivalents	$29,221,349	$18,102,872
Trade receivables	7,918	51,164
Trade payables	(106,979)	(382,087)
	$29,122,288	$17,771,949

Based on the above net exposures, as at March 31, 2019, a 10% change in the US dollars to Canadian dollar exchange rate would impact the Company’s net loss by $2,912,229.

Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash equivalents as these instruments have original maturities of twelve months or less and are therefore exposed to interest rate fluctuations on renewal. A 1% change in market interest rates would have an impact on the Company’s net loss of $268,926 for the three months ended March 31, 2019.

Classification of financial instruments

Financial assets included in the statement of financial position are as follows:

	March 31, 2019	December 31, 2018
Loans and receivables:
Cash and cash equivalents	$30,696,299	$18,926,933
Receivables	1,121,597	1,190,689
	$31,817,896	$20,117,622

Financial liabilities included in the statement of financial position are as follows:

	March 31, 2019	December 31, 2018
Non-derivative financial liabilities:
Trade payable and accrued liabilities	$981,254	$1,262,861
Customer deposits and contract liabilities	428,807	402,783
Shareholder loan	5,191	6,230
Derivative financial liabilities:
Derivative liability	18,212,352	4,752,875
	$19,627,604	$6,424,749

Fair value

The fair value of the Company’s financial assets and liabilities approximates the carrying amount.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
•	Level 3 – Inputs that are not based on observable market data.

Financial liabilities measured at fair value at December 31, 2018 consisted of the derivative liability, which is measured using level 1 inputs.

The fair value of the derivative liability relating to the transferrable warrants was calculated using the quoted market price on the NASDAQ.

The fair value of the derivative liability relating to the non-transferrable warrants was calculated using the Black-Scholes Option Pricing Model using historical volatility as an estimate of future volatility. At December 31, 2018, if the volatility used was increased by 10% the impact would be an increase to the derivate liability of $575,723 with a corresponding increase in the comprehensive loss.